UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 96.2%
Argentina 2.3%
Nortel Inversora SA "A" (ADR) (Preferred)*	33,663	121,187
Telecom Argentina SA "B"*	893,275	1,501,819
Tenaris SA	197,070	2,007,168
Tenaris SA (ADR)	328,500	6,501,015

(Cost $9,362,833)		10,131,189
Brazil 58.7%
All America Latina Logistica SA (Unit)	1,170,500	4,439,827
Banco Bradesco SA (ADR) (Preferred)	2,106,900	18,856,755
Braskem SA "A" (Preferred)	52	128
Companhia de Bebidas das Americas (ADR) (Preferred)	257,800	10,515,662

Companhia Energetica de Minas Gerais (ADR) (Preferred)	141,300	1,920,267
Companhia Paranaense de Energia (ADR) (Preferred)	443,600	4,098,864
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	3,655,300	44,375,342
Companhia Vale do Rio Doce "A" (Preferred)	9,156	110,543
Companhia Vale do Rio Doce (ADR)	198,655	2,803,022
EDP - Energias do Brasil SA	509,700	4,877,302
Equatorial Energia SA	777,400	3,434,634
GVT Holding SA*	728,200	7,793,623
Lojas Renner SA	506,900	3,091,653
Lupatech SA*	589,500	6,276,142
Net Servicos de Comunicacao SA (Preferred)*	1,012,253	6,418,208
Perdigao SA	159,400	2,198,621
Petroleo Brasileiro SA (ADR)	153,100	4,011,220
Petroleo Brasileiro SA (ADR) (Preferred)	2,696,600	58,408,356
Petroleo Brasileiro SA (Preferred)	1,691,476	18,248,984
Redecard SA	1,066,600	12,068,211
SLC Agricola SA	260,700	1,404,634
Totvs SA	349,000	5,972,112
Totvs SA (Unit)	1,094	1,229,875
Tractebel Energia SA	586,500	4,535,263
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	190,800	10,738,224
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	343,275	4,270,223
Vivo Participacoes SA (ADR)	1,120,100	15,883,018

(Cost $191,022,189)		257,980,713
Canada 1.9%
Yamana Gold, Inc. (a) (Cost $14,888,920)	1,037,200	8,359,832
Chile 4.6%
Banco Santander Chile (ADR)	155,900	5,515,742
Compania Cervecerias Unidas SA	192,493	1,173,053
Empresa Nacional de Electricidad SA (ADR)	125,800	4,702,404
Empresa Nacional de Telecomunicaciones SA	307,840	3,393,225
Enersis SA (ADR)	387,800	5,564,930

(Cost $20,325,667)		20,349,354
Mexico 23.7%
America Movil SAB de CV "L" (ADR)	1,312,100	37,407,971
Corporacion GEO SAB de CV "B"*	3,956,100	4,364,368
Desarrolladora Homex SAB de CV*	223,200	712,137
Desarrolladora Homex SAB de CV (ADR)*	121,700	2,320,819
Fomento Economico Mexicano SAB de CV (ADR) (Unit)	760,900	21,419,335
Genomma Lab Internacional SA de CV "B"*	2,438,500	1,459,641
Grupo Televisa SA (ADR)	1,053,400	14,737,066
Kimberly-Clark de Mexico SAB de CV "A"	731,400	2,387,551
Mexichem SAB de CV	321,600	235,034
Urbi, Desarrollos Urbanos, SAB de CV*	3,877,300	3,980,579
Wal-Mart de Mexico SAB de CV "V"	7,209,129	15,048,184

(Cost $89,829,002)		104,072,685
Peru 5.0%
Compania de Minas Buenaventura SA (ADR)	606,100	11,418,924
Credicorp Ltd.	252,700	10,436,510

(Cost $24,524,476)		21,855,434

Total Equity Securities (Cost $349,953,087)		422,749,207

Cash Equivalents 1.1%
Cash Management QP Trust, 1.12% (b) (Cost $4,975,740)	4,975,740	4,975,740
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $354,928,827) †	97.3	427,724,947
Other Assets and Liabilities, Net	2.7	11,792,039

Net Assets	100.0	439,516,986

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $359,443,945. At January 31, 2009, net unrealized appreciation for all securities based on tax cost was $68,281,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $144,764,066 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $76,483,064.

(a)		Security is listed in country of domicile. Significant business activities of company are in Latin America.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At January 31, 2009, the DWS Latin America Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Equity Securities
Energy	89,176,743	21.1%
Materials	71,338,014	16.9%
Telecommunication Services	66,100,843	15.6%
Consumer Staples	54,147,040	12.8%
Financials	45,547,231	10.8%
Consumer Discretionary	35,624,830	8.4%
Utilities	29,133,664	6.9%
Information Technology	19,270,198	4.6%
Industrials	10,951,003	2.6%
Health Care	1,459,641	0.3%
Total	422,749,207	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 413,038,314
Level 2	14,565,446
Level 3	121,187
Total	$ 427,724,947

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 91,294
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	29,893
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 121,187

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009